Goldman Sachs Corporate Bond ETF Annual Fund Operating Expenses - Goldman Sachs Corporate Bond ETF - Goldman Sachs Corporate Bond ETF	Jun. 02, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.29%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.29%

[1]	The Fund’s “Other Expenses” have been estimated to reflect expenses expected to be incurred during the first fiscal year.